Florida Canyon Acquisition - Schedule of Fair Value of the Consideration Paid (Details) $ in Thousands			12 Months Ended
	Nov. 08, 2024 USD ($) share $ / shares	Nov. 08, 2024 USD ($) $ / shares share	Dec. 31, 2025 year	Dec. 31, 2024 year
Disclosure of detailed information about business combination [line items]
Expected life (years) | year			2.8	2.3
Expected volatility, share options granted			52.60%	60.00%
Expected dividend as percentage, share options granted			0.00%	0.00%
Risk free interest rate, share options granted			2.80%	3.10%
Florida Canyon Gold Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid | $	$ 72,669	$ 72,669
Florida Canyon Gold Inc. | Common Shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share	65,213,010	65,213,010
Equity interests of acquirer | $	$ 72,652	$ 72,652
Share price (in dollars per share) | (per share)	$ 1.55	$ 1.11
Florida Canyon Gold Inc. | Stock Options
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share	92,301	92,301
Equity interests of acquirer | $	$ 17	$ 17
Exercise price, share options granted | $ / shares		$ 2.24
Share price (in dollars per share) | $ / shares		$ 1.11
Expected life (years) | $ / shares		2.25
Expected volatility, share options granted	60.00%	60.00%
Expected dividend as percentage, share options granted	0.00%	0.00%
Risk free interest rate, share options granted	3.08%	3.08%